RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 4	$ 3
Share-based awards	1	1
Compensation of Key Management Personnel	$ 5	$ 4